UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 12b-25

NOTIFICATION OF LATE FILING

SEC File Number: 0-15360

CUSIP Number: 09059T206

(Check One)	☒ Form 10-K ☐ Form 20-F ☐ Form 11-K ☐ Form 10-Q ☐ Form N-SAR ☐ Form N-CSR

For Period Ended: December 31, 2012

☐ Transition Report on Form 10-K
☐ Transition Report on Form 20-F
☐ Transition Report on Form 11-K
☐ Transition Report on Form 10-Q
☐ Transition Report on Form N-SAR

For the Transition Period Ended:

Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.

If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates: N/A

PART I — REGISTRANT INFORMATION

Full Name of Registrant: Bioject Medical Technologies Inc.

Former Name if Applicable: N/A

Address of Principal Executive Office (Street and Number): 7180 SW Sandburg St., Suite 100

City, State and Zip Code: Tigard, Oregon 97223

PART II — RULES 12b-25(b) AND (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate) ☐

(a)	The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;

(b)	The subject annual report, semi-annual report, transition report on Form 10-K, Form 20-F, Form 11-K, Form N-SAR or Form N-CSR, or portion thereof, will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q, or portion thereof, will be filed on or before the fifth calendar day following the prescribed due date; and

(c)	The accountant’s statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.

PART III — NARRATIVE

State below in reasonable detail the reasons why Forms 10-K, 20-F, 11-K, 10-Q, N-SAR, N-CSR, or the transition report or portion thereof, could not be filed within the prescribed time period.

We have determined that we will be unable to file our report on Form 10-K for the year ended December 31, 2012 within the prescribed period. Our inability to timely file our Form 10-K could not have been eliminated without unreasonable effort or expense.

As previously reported, we have not reported audited financial results on Form 10-K for the year ended December 31, 2011 or unaudited financial results for the quarters ended March 31, 2012, June 30, 2012, and September 30, 2012 due to the impact of the unresolved FDA issues and, as a result, we are not able to report our financial results for the year ended December 31, 2012.

PART IV— OTHER INFORMATION

(1)	Name and telephone number of person to contact in regard to this notification

Christine Farrell	(503)	692-8001
(Name)	(Area Code)	(Telephone Number)

(2)	Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If answer is no, identify report(s). / / Yes /X/ No

Our Annual Report on Form 10-K for the year ended December 31, 2011 has not been filed and our Quarterly Reports on Form 10-Q for the quarters ended March 31, 2012, June 30, 2012 and September 30, 2012 have not been filed.

(3)	Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof? /X/ Yes / / No

If so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

We expect lower revenue in 2012 compared to 2011 as a result of the issues discussed above.

Bioject Medical Technologies Inc.
(Name of Registrant as Specified in Charter)

has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized.

Date: April 8, 2013	Bioject Medical Technologies Inc. (Registrant)

	By:	/s/ Christine M. Farrell
Christine M. Farrell Vice President of Finance (Duly Authorized Officer and Principal Financial and Accounting Officer)

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